Share Incentive Plan - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Jan. 01, 2021	Jan. 01, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average grant date fair value			$ 0.10	$ 0.12	$ 0.53
Unrecognized compensation expense related to non-vested share options			$ 4.2
Weighted-average period of recognized share-based compensation expense			1 year 9 months 29 days
Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total fair value of restricted share units vested			$ 1.1
Weighted-average period of recognized share-based compensation expense			1 year 8 months 15 days
Unrecognized compensation expense related to non-vested restricted share units			$ 0.9
2006 Share Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Numbers of shares granted under the plan			25,544,054
Expiration period from date of grant			10 years
Expiration year			2019
Numbers of additional shares granted under the plan			0
2019 Share Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Numbers of shares granted under the plan			63,487,133
Expiration period from date of grant			10 years
Numbers of additional shares granted under the plan		17,468,832	15,794,199
Ordinary shares available for future grant			14,548,005
2020 ADs Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Numbers of additional shares granted under the plan	9,526,380
Ordinary shares available for future grant			9,066,456			24,999,996
2020 ADs Plan | American Depositary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Numbers of additional shares granted under the plan	793,865
Ordinary shares available for future grant			755,538			2,083,333
Amended 2019 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Numbers of shares granted under the plan			55,898,342
Expiration period from date of grant			10 years
Numbers of additional shares granted under the plan	22,228,225